Leases (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of quantitative information about right-of-use assets and a lease liability	During the year ended December 31, 2025, the Company purchased one of the rural properties and recorded a disposal of the related leased asset and the acquisition of land included in property, plant and equipment. See Note 9.

	Cost	Amortization	Balance
Balance, December 31, 2023	$—	$—	$—
Additions	737,506	(75,777)	661,729
Effect of foreign exchange	—	(133,867)	(133,867)
At December 31, 2024	$737,506	$(209,644)	$527,862
Additions	40,973	(119,380)	(78,407)
Disposal	(14,529)	—	(14,529)
Effect of foreign exchange	—	61,150	61,150
At December 31, 2025	$763,950	$(267,874)	$496,076

Schedule of reconciliation of lease liability

A reconciliation of the lease liabilities for the year ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$605,605	$—
Acquisition of lease	—	737,506
Lease amendment	40,973	—
Disposal	(16,983)	—
Cash outflows	(229,906)	(42,289)
Finance costs	83,862	55,795
Effect of foreign exchange	70,598	(145,407)

Balance, end of year	$554,149	$605,605

	December 31, 2025	December 31, 2024
Lease Liability - current	$99,975	$70,305
Lease Liability - non-current	454,174	535,300
	$554,149	$605,605

Schedule of current and non current lease liability

A reconciliation of the lease liabilities for the year ended December 31, 2025 and 2024 is as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of year	$605,605	$—
Acquisition of lease	—	737,506
Lease amendment	40,973	—
Disposal	(16,983)	—
Cash outflows	(229,906)	(42,289)
Finance costs	83,862	55,795
Effect of foreign exchange	70,598	(145,407)

Balance, end of year	$554,149	$605,605

	December 31, 2025	December 31, 2024
Lease Liability - current	$99,975	$70,305
Lease Liability - non-current	454,174	535,300
	$554,149	$605,605